Form N-1A Cover	Dec. 12, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VELA FUNDS
Entity Central Index Key	0001815493
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 12, 2026
Prospectus Date	Dec. 13, 2025